Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 39,613	€ 42,282
6 months or less
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	2,438	2,941
6 months to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	2,330	2,811
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	10,085	10,467
From 2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	21,858	22,686
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 2,902	€ 3,377